Business segment information (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Percentage of net sales
	Year ended March 31,
Product Line	2017	2018	2019
Scales and Others	83%	68%	67%
Pet Electronics Products	9%	16%	14%
Rental and Management	8%	16%	19%
Total	100%	100%	100%

Business segment financial information
	Net sales	Cost of Revenue	Operating income / (loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands
2017

Scales and Others	15,814	9,428	2,916	10,355	515	262
Pet Electronics Products	1,662	991	307	1,089	54	27
Rental and Management	1,476	855	(57)	5,465	748	—

Total operating segments	18,952	11,274	3,166	16,909	1,317	289
Corporate	—	—	—	4,057	—	—

Group	18,952	11,274	3,166	20,966	1,317	289

2018

Scales and Others	7,862	4,809	208	8,211	479	79
Pet Electronics Products	1,861	1,139	49	1,944	113	19
Rental and Management	1,800	1,010	(19)	5,622	784	266

Total operating segments	11,523	6,958	238	15,777	1,376	364
Corporate	—	—	—	8,978	—	—

Group	11,523	6,958	238	24,755	1,376	364

2019

Scales and Others	6,686	4,340	(74)	8,244	540	236
Pet Electronics Products	1,410	915	(16)	1,739	115	67
Rental and Management	1,896	780	(450)	4,716	479	289

Total operating segments	9,992	6,035	(540)	14,699	1,134	592
Corporate	—	—	—	7,787	—	—

Group	9,992	6,035	(540)	22,486	1,134	592

Total property plant and equipment
	March 31,	March 31,
	2018	2019
	$ in thousands	$ in thousands
Hong Kong	1,092	845
The PRC	9,342	8,746

Property, plant and equipment, net	10,434	9,591

Geographic net export sales
	Year ended March 31,
	2017		2018		2019
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Germany	2,797	15	3,621	31	3,760	38
United States	10,356	55	4,807	42	3,184	32
The PRC	1,590	8	2,054	18	2,265	23
Netherlands	2,299	12	87	1	—	—

	17,042	90	10,569	92	9,209	93

Customer geographic net export sales
		Year Ended March 31,
		2017		2018		2019
Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	Scales	2,729	14	3,579	31	3,715	37
Customer C	Scales	2,435	13	1,599	14	1,225	12
Customer B	Scales and Pet Electronics Products	1,563	8	1,662	14	1,027	10
Customer E	Rental and Management	1,061	6	1,050	9	996	10
Customer D	Scales	8,472	45	1,115	10	21	—

		16,260	86	9,005	78	6,984	69